CONSOLIDATED STATEMENTS OF OPERATIONS - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Administrative expenses	€ (1,312,194)	€ (2,292,734)
Research and development expenses	(8,159)	(3,015,598)
Operating loss	(1,320,353)	(5,308,332)
Income tax expense
Loss and total comprehensive loss for the year	€ (1,320,353)	€ (5,308,332)
Net loss per common share:
Net loss per common share: Basic	€ (0.06)	€ (0.35)
Net loss per common share: Diluted	€ (0.06)	€ (0.35)
Weighted-average common shares outstanding:
Weighted-average common shares outstanding: Basic	22,909,836	15,257,794
Weighted-average common shares outstanding: Diluted	22,909,836	15,257,794